Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Combinations [Line Items]
Business Combinations

3) Business Combinations

The Company acquired City Semiconductor, Inc. (“City Semi”) in May 2020 and both TeraXion and On Design Israel in October 2021. These acquisitions were recorded by allocating the purchase consideration to the net assets acquired based on their estimated fair values at the acquisition date. The excess of the purchase consideration for the acquisition over the fair value of the net assets acquired is recorded as goodwill. The fair values were based on management’s analysis, including work performed by third-party valuation specialists. The following presents the final allocation of the purchase consideration to the assets acquired and liabilities assumed for City Semi and preliminary allocation of the purchase consideration to the assets acquired and liabilities assumed for TeraXion and OnDesign on December 31, 2021:

	City Semi	TeraXion	OnDesign Israel
Purchase price – cash consideration	$138	$74,050	$6,107
Add: debt paid at closing	—	6,857	—
Less: cash acquired	—	(5,625)	(1,133)
Net cash paid	138	75,282	4,974

Total equity consideration	711	82,441	—

Purchase price – accrued cash consideration	—	—	7,500
Contingent consideration	1,180	—	4,000
Net consideration	$2,029	$157,723	$16,474

Fair value of net assets and liabilities assumed:
Current assets other than cash	—	7,627	119
Property and equipment	—	6,009	1,315
Intangible assets – Software license	139	—	—
Developed technology	369	43,594	5,077
In-progress research & development	—	10,304	1,562
Customer relationships	—	12,682	—
Backlog	—	2,378	—
Trade name	—	6,125	—
Other non-current assets	—	—	66
Current liabilities	(177)	(5,840)	(754)
Deferred revenue	(41)	(1,025)	—
Deferred tax liabilities, non-current	—	(20,272)	(1,578)
Other non-current liabilities	—	—	—
Long-term debt	—	(7,580)	—
Total fair value of net assets acquired	290	54,002	5,807

Goodwill	$1,739	$103,721	$10,667

Any changes in the estimated fair values of the net assets recorded for the business combination of TeraXion or On Design Israel upon the finalization of more detailed analyses of the facts and circumstances that existed at the date of the transaction will change the allocation of the purchase price. Any subsequent changes to the purchase allocation during the measurement period that are material will be recorded in the reporting period in which the adjustment amounts are determined.

Trade receivables and payables, as well as other current and non-current assets and liabilities, were valued at the existing carrying value as they represented the fair value of those items at the acquisition date, based on management’s judgments and estimates.

Due to the fact that the acquisitions related to TeraXion and On Design Israel have just recently occurred in the current interim period, the magnitude of the transaction, and the significant information to be obtained and analyzed, some of which resides in foreign jurisdictions, the Company’s fair value estimates for the purchase price allocation are preliminary and may change during the allowable measurement period, which is up to the point the Company obtains and analyzes the information that existed as of the date of the acquisition necessary to determine the fair values of the assets acquired and liabilities assumed, but in no case to exceed more than one year from the date of acquisition. As of April 8, 2022, the Company had not finalized the determination of fair values allocated to various assets and liabilities, including, but not limited to, property, plant and equipment, identifiable intangible assets, other assets, deferred taxes, goodwill, tax uncertainties, income taxes payable, and other liabilities. Specifically for the valuation of intangibles assets acquired, the Company used publicly available benchmarking information, as well as a variety of other assumptions, including market participant assumptions to determine the preliminary values. Any changes in the fair values of the assets acquired and liabilities assumed during the measurement period may result in material adjustments to goodwill.

Acquisition of City Semiconductor, Inc

On May 13, 2020, the Company acquired certain assets and liabilities of City Semi, which had developed technology related to analog and mixed-signal integrated circuitry, with a focus on high-speed analog-to-digital converters and digital-to analog-intellectual property cores. The Company accounted for the acquisition as a business combination. The transaction costs associated with the acquisition were not material and were expensed as incurred.

Total purchase consideration transferred at closing included contingent consideration that had a fair value of $1,180 as of the acquisition date. The maximum contingent consideration payable in connection with the acquisition is $2,000. The acquisition date fair value of the contingent consideration was determined based on the Company’s assessment of the probability of achieving the performance targets that ultimately obligate the Company to transfer additional consideration to the seller. The contingent consideration is comprised of two tranches. The first tranche is payable, up to a maximum of $500, upon the achievement of cash collection targets within twelve months of the acquisition, and $456 was achieved in May 2021. The second tranche is payable, up to a maximum of $1,500, upon the shipment of a product incorporating the acquired developed technology. The fair value of any outstanding contingent consideration liabilities will be remeasured as of the end of each reporting period with any resulting remeasurement gains or losses recognized in the consolidated statement of operations. In September 2021, the Company paid off the first tranche of the contingent consideration. The fair value of the second tranche contingent consideration liabilities was $980 as of December 31, 2021. The fair value of the first and second tranche contingent consideration liabilities was $500 and $900, respectively, as of December 31, 2020. The fair value of the first tranche contingent consideration liability as of December 31, 2020 was reflected in Other current liabilities within the consolidated balance sheet and the fair value of the second tranche contingent consideration liability as of December 31, 2021 and December 31, 2020 is reflected in Other long-term liabilities.

In connection with the acquisition, the two existing employees of City Semi, including the founder and sole shareholder of City Semi, entered into employment agreements with the Company. As there is a service condition associated with these agreements, the related compensation expense is accounted for separately from the acquisition. The Company recognizes the related compensation expense as research and development expense in the consolidated statement of operations on a straight-line basis over the requisite service period.

The Company estimates that the useful life of the acquired developed technology intangible asset is seven years and the useful life of the acquired software license intangible asset is approximately one year, which represents the remaining duration of the software license. The excess of purchase consideration over the fair value of net assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce. None of the goodwill recognized is expected to be deductible for income tax purposes.

The amounts of revenue and earnings of City Semi included in the Company’s consolidated statement of operations from the acquisition date of May 13, 2020 through December 31, 2020 are $591 and $(396), respectively.

The unaudited pro forma financial information shown below summarizes the combined results of operations for the Company and City Semi as if the closing of the acquisition had occurred on January 1, 2020.

Year ended December 31, 2020

Combined revenue	$23,388
Combined net loss before income taxes	(96,121)

The unaudited pro forma financial information includes adjustments that are directly attributable to the business combination and are factually supportable. The adjustments primarily reflect the amortization of acquired developed technology and compensation expense related to consideration to be transferred to the founder upon the second anniversary of his employment. The unaudited pro forma financial information is presented for illustrative purposes only and is not necessarily indicative of the operating results that would have been realized if the acquisition had taken place on January 1, 2020.

On June 10, 2021, in connection with the closing of the Transaction, the Company paid $900 to redeem the Class H units previously issued.

Acquisition of TERAXION INC

On August 27, 2021, indie entered into a Share Purchase Agreement (the “Purchase Agreement”), pursuant to which indie’s wholly-owned Canadian subsidiary (“Purchaser”) agreed to purchase all of the outstanding capital stock of TeraXion from the existing stockholders. The transaction was completed on October 12, 2021 and TeraXion became a wholly-owned subsidiary of ADK, LLC as a result of this acquisition.

The aggregate purchase price of this acquisition is CAD$200,000 (the “Purchase Price”), which is payable 50% in cash and 50% in indie’s shares of Class A common stock, subject to various purchase price adjustments. Upon completion of the transaction, the total consideration paid for this acquisition consisted of (i) approximately $75,282 in cash (including debt paid at closing and net of cash acquired); (ii) the issuance by indie of 5,805,144 shares of indie Class A common stock with a fair value of $65,192 based on the market value of $11.23 per share; and (iii) the assumption by indie of TeraXion options, which became exercisable to purchase 1,542,332 shares of indie Class A common stock with a fair value of $17,249.

TeraXion is a market leader in the design and manufacture of innovative photonic components. The Company paid a premium (i.e. goodwill) over the fair value of the net tangible and identified intangible assets acquired as this acquisition accelerates indie’s vision of becoming a semiconductor and software level solutions provider for multiple sensor modalities spanning advanced driver-assistance systems (“ADAS”) and autonomous vehicles. The goodwill is not expected to be deductible for tax purposes.

The amounts of revenue and earnings of TeraXion included in the Company’s consolidated statement of operations from the acquisition date of October 12, 2021 through December 31, 2021 are $6,075 and $(1,474), respectively.

For the year ended December 31, 2021, indie incurred approximately $1,640 of acquisition-related costs, which were primarily legal expense and recorded as part of the Selling, General and Administrative expenses.

The unaudited pro forma financial information shown below summarizes the combined results of operations for the Company and TeraXion as if the closing of the acquisition had occurred on January 1, 2021:

	Year ended
	December 31, 2021	December 31, 2020
Combined revenue	$66,788	$43,783
Combined net loss before income taxes	(126,350)	(104,768)

The unaudited pro forma financial information includes adjustments that are directly attributable to the business combination and are factually supportable. Pro forma information reflects adjustments that are expected to have a continuing impact on the Company’s results of operations and are directly attributable to the acquisition. The unaudited pro forma results include adjustments to reflect, among other things, direct transaction costs relating to the acquisition, the incremental intangible asset amortization to be incurred based on the preliminary values of each identifiable intangible asset, and to eliminate a portion of the interest expense related to legacy TeraXion’s former loans, which were repaid upon completion of the acquisition. The unaudited pro forma financial information is presented for illustrative purposes only and is not necessarily indicative of the operating results that would have been realized if the acquisition had taken place on January 1, 2020.

Acquisition of ON Design Israel Ltd.

On October 1, 2021, indie entered into a definitive agreement and completed its acquisition of ON Design Israel Ltd. (“ON Design Israel”) for $4,974 in cash paid upon close (net of cash acquired), $7,500 will be paid in 2022 and is reflected in Other current liabilities as of December 31, 2021, and up to $7,500 will be paid upon achievement of certain milestones. Upon completion of the acquisition, ON Design Israel was renamed to indie Semiconductor Design Israel Ltd and became a wholly-owned subsidiary of the Company.

The Company paid a premium (i.e. goodwill) over the fair value of the net tangible and identified intangible assets acquired as this acquisition brings the Company an engineering development team with broad experience in radar system implementation, which will accelerate indie’s entry into the radar market and enable the Company to capture strategic opportunities among Tier 1 customers. The goodwill is not expected to be deductible for tax purposes.

For the year ended December 31, 2021, indie incurred approximately $365 of acquisition-related costs, which were primarily legal expense and recorded as part of the Selling, General and Administrative expenses.

Total purchase considerations transferred at closing also included contingent consideration that had a fair value of $4,000 as of the acquisition date. The maximum contingent consideration payable in connection with the acquisition is $7,500. The acquisition date fair value of the contingent considerations was determined based on the Company’s assessment of the probability of achieving the performance targets that ultimately obligate the Company to transfer additional consideration to the seller. The contingent consideration is comprised of two tranches. The first tranche (“Tapeout”) is payable, up to a maximum of $2,500, upon the achievement of tapeout of the product design within 30 months of the acquisition. The second tranche (“Design Win”) is payable, up to a maximum of $5,000, upon indie’s achievement of a design win within 36 months of the acquisition. The fair value of any outstanding contingent consideration liabilities will be remeasured as of the end of each reporting period with any resulting remeasurement gains or losses recognized in the consolidated statement of operations. The fair value of Tapeout and Design Win contingent consideration liabilities was $1,817 and $2,222, respectively, as of December 31, 2021. Both the fair value of Tapeout and Design Win contingent consideration liability as of December 31, 2021 were reflected in reflected in Other long-term liabilities in the consolidated balance sheet.

Pro forma financial information for the year ended December 31, 2021 for ON Design Israel is not disclosed as the results are not material to the Company’s consolidated financial statements.

Thunder Bridge Acquisition Il, Ltd.[Member]
Business Combinations [Line Items]
Business Combinations

Note 9 — Business Combination

On December 14, 2020, The Company (including its successor after the Domestication (as defined below), “Thunder Bridge II”), entered into a Master Transactions Agreement (the “MTA”) with Thunder Bridge II Surviving Pubco, Inc., a Delaware corporation (“Surviving Pubco”), TBII Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Surviving Pubco (“TBII Merger Sub”), ADK Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco (“ADK Merger Sub”), ADK Service Provider Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco

(“ADK Service Provider Merger Sub”), ADK Blocker Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco (“ADK Blocker Merger Sub” and collectively with the TBII Merger Sub, ADK Merger Sub and ADK Service Provider Merger Sub, the “Merger Subs”), Ay Dee Kay LLC, d/b/a indie Semiconductor, a California limited liability company (the “Company”), the corporate entities listed therein holding membership unites in the Company (the “ADK Blockers”), ADK Service Provider Holdco LLC, a Delaware limited liability company (“ADK Service Provider Holdco”), and solely in his capacity as Company Securityholder Representative, Donald McClymont (the “Company Securityholder Representative”). Pursuant to the MTA, subject to the terms and conditions set forth therein, upon the closing of the transactions contemplated thereby (the “Closing”): (i) Thunder Bridge II will domesticate into a Delaware corporation (the “Domestication”), (ii) TBII Merger Sub will merge with and into Thunder Bridge II (the “Thunder Bridge II Merger”) with Thunder Bridge II being the surviving corporation and pursuant to which Thunder Bridge II equity holders will receive corresponding shares in Surviving Pubco, (iii) ADK Merger Sub will merge with and into the Company (the “Company Merger”) with the Company being the surviving limited liability company (in such capacity after the Company Merger, the “Surviving Company”), (iv) the ADK Blockers will merge with and into ADK Blocker Merger Sub, with ADK Blocker Merger Sub being the surviving limited liability company (the “Blocker Mergers,”) and (v) ADK Service Provider Merger Sub will merge with and into ADK Service Provider Holdco, with ADK Service Provider Holdco being the surviving limited liability company (“Service Provider Merger,” and collectively with the Thunder Bridge II Merger, the Company Merger and the Blocker Mergers, the “Mergers,” and the Mergers collectively with the other transactions contemplated by the Merger Agreement, the “Transactions”). Following the Mergers, Surviving Pubco will be the successor issuer and public company pursuant to the federal securities laws, and Surviving Pubco’s corporate name will change to “indie Semiconductor, Inc.”

As a result of the Transactions, each issued and outstanding Class A ordinary share and Class B ordinary share of Thunder Bridge II will convert into a share of Class A common stock of Surviving Pubco, and each issued and outstanding warrant to purchase Class A ordinary shares of Thunder Bridge II will be exercisable by its terms to purchase an equal number of shares of Class A common stock of Surviving Pubco. Each share of Surviving Pubco Class A common stock will provide the holder with the rights to vote, receive dividends, share in distributions in connection with a liquidation and other stockholder rights with respect to Surviving Pubco.

Merger Consideration

The merger consideration (the “Merger Consideration”) to be paid to holders of the limited liability company interests of the Company (collectively, the “Company Equity Holders”) pursuant to the MTA will be an amount equal to 90,000,000 shares of Class A common stock of Thunder Bridge II, subject to adjustment as described below, paid in either shares of Class A common stock of Surviving Pubco or limited liability company interests in the Company (valued at $10.00 per unit) (the “Post-Merger Company Units”), which will be exchangeable on a one-for-one basis for shares of Class A common stock of Surviving Pubco. The Merger Consideration is subject to adjustment downward for the amount that Company indebtedness exceeds Company indebtedness at closing. In addition, Company Equity Holders will receive the right to receive the Earn Out Shares described below, if any.

Those Company Equity Holders that receive Post-Merger Company Units will also receive one share of Class V common stock of Surviving Pubco, which will have no economic rights in Surviving Pubco but will entitle the holder to vote as a stockholder of Surviving Pubco, with the number of votes equal to the number of Post-Merger Company Units held by the Company Equity Holder. After the Closing, each Company Equity Holder will be permitted to exchange its Post-Merger Company Unit for a share of Class A common stock of Surviving Pubco on a one-for-one basis.

The Earn Out

In addition to the consideration set forth above, the Company Equity Holders will also have a contingent earn out right to receive up to an additional 10,000,000 shares of Class A common stock of Surviving Pubco (the “Earn Out Shares”) after the Closing based on the following:

•        If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock of Surviving Pubco is greater than or equal to $12.50 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 50% of the Earn Out Shares; and

•        If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 100% of the remaining unissued Earn Out Shares.

Payments of the Earn Out Shares to holders of Class A common stock of the Surviving Pubco or holders of the Post-Merger Company Units will not depend on the holders continuing to hold the holders’ Class A common stock or Units, as the case may be, at the time of the payout of the Earn Out Shares.

The Earn Out Shares will be paid either in shares of Class A common stock of the Surviving Pubco, or in Post-Merger Company Units, valued at the applicable price target stated above. Holders of Class A common stock of the Surviving Pubco will be paid the Earn Out Shares in additional shares of Class A common stock of the Surviving Pubco. Holders of Post-Merger Company Units will be paid the Earn Out Shares in additional Post-Merger Company Units.

The price targets shall be equitably adjusted for stock splits, dividends, reorganizations, combinations, recapitalizations and similar transactions affecting the shares of Class A common stock of Surviving Pubco.

Notwithstanding the foregoing, if there is a Surviving Pubco Sale (as defined in the MTA) at any time following the Closing and prior to December 31, 2027, then all of the remaining unissued Earn Out Shares will be deemed to be earned and will paid out to the Company Equity Holders.

Covenants of the Parties

Each party agreed in the MTA to use its reasonable best efforts to effect the Closing. The MTA also contains certain customary covenants by each of the parties during the period between the signing of the MTA and the earlier of the Closing or the termination of the MTA in accordance with its terms, including the conduct of their respective businesses, provision of information, notification of certain matters, obtaining governmental consents (including making any filings required under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”)), filing a registration statement and proxy statement soliciting the approval of Thunder Bridge II stockholders for the Transaction, terminating affiliate contracts, maintaining books and records, entering into a Paying and Exchange Agent Agreement for the distribution of the Merger Consideration and earned Earn Out Shares, establishing an equity incentive plan effective at the Closing, as well as certain customary covenants, such as publicity, that will continue after the termination of the MTA. Each of the parties also agreed not to solicit or enter into any alternative competing transactions during the period from the date of the MTA and continuing until the earlier of the termination of the MTA or the Closing. The Company also agreed to enter into lock-up agreements with Company Equity Holders that receive shares of Class A common stock in Surviving Pubco providing restrictions on sale for six months following the Closing. Thunder Bridge II also agreed to use its reasonable best efforts to cause its shares of the Class A common stock to be approved for listing on Nasdaq as of the Closing.

Directors of the Combined Company

The parties also agreed to take all necessary action so that the board of directors of Surviving Pubco following the Closing will consist of the following nine individuals (a majority of whom shall be independent directors in accordance with Nasdaq requirements): five individuals selected by the Company, three individuals selected by Thunder Bridge II, and one individual mutually agreed upon by the Company and Thunder Bridge II. Surviving Pubco’s board of directors will be classified with three classes of directors serving three year terms.

Closing Conditions

The obligations of the parties to complete the Closing are subject to various conditions, including customary conditions of each party and the following mutual conditions of the parties unless waived:

•        the absence of any law that would prohibit the completion of the Mergers or the other transactions contemplated by the MTA;

•        expiration of the waiting period under the HSR Act;

•        the Company Equity Holders having approved the Mergers, the MTA and the other Transaction documents and the transactions contemplated thereby in accordance with the Delaware Limited Liability Company Act and the organizational documents of the Company;

•        the Thunder Bridge II stockholders having approved the Transactions, the MTA and the other Transaction documents, the Domestication, the Mergers, the issuance of the Company’s Class V shares and the Post-Merger Company Units, the adoption of a new equity incentive plan and the election of the directors of Surviving Pubco referred to above;

•        the effectiveness of the registration statement on Form S-4 (as such filing is amended or supplemented, and including the proxy statement/prospectus contained therein, the “Registration Statement”);

•        upon the Closing, after giving effect to the completion of any redemptions, Thunder Bridge II having net tangible assets of at least $5,000,001; and

•        the contribution of certain Company Equity Holders of their interests in the Company in exchange for interests in a holding company.

Unless waived by the Company, the obligations of the Company to effect the Closing are subject to the satisfaction of the following additional conditions:

•        the accuracy of the representations and warranties and compliance with covenants made by Thunder Bridge II;

•        there being no Surviving Pubco indebtedness upon consummation of the Closing;

•        after giving effect to any possible redemptions of Thunder Bridge II stockholders, at least $262,185,126 remains in the Thunder Bridge II trust account;

•        Thunder Bridge II shall have received from the PIPE investment at least $75,000,000;

•        After giving effect to any redemptions and any PIPE investment, Surviving Pubco shall have cash and cash equivalents on hand equal to at least $250,000,000;

•        upon the Closing, (i) no person or group (excluding any Company Equity Holder) owning more than 9.9% of the issued and outstanding shares of Surviving Pubco and (ii) no three persons or groups (excluding any Company Equity Holders) owning in the aggregate more than 25% of the issued and outstanding shares of Surviving Pubco;

•        the Class A common stock having been listed on Nasdaq and shall be eligible for continued listing on Nasdaq following the Closing and after giving effect to any redemptions as if it were a new listing;

•        the post-Closing board of directors of Surviving Pubco having been appointed as described above;

•        Thunder Bridge Acquisition II, LLC (the “Sponsor”) shall have delivered the Sponsor escrow shares to the escrow agent pursuant to the Sponsor Letter Agreement (described below); and

•        the Domestication having been consummated prior to the Mergers.

Termination

The MTA may be terminated under certain customary and limited circumstances, including:

•        if the Closing has not occurred on or prior to June 30, 2021; or

•        by the Company if (i) all of the closing conditions required for Thunder Bridge II, Surviving Pubco and Merger Subs to effect the Closing have been waived or satisfied on the date that the Closing would have been completed, (ii) the Company has irrevocably confirmed by written notice to Thunder Bridge II and Merger Subs that all conditions required for the Company to complete the Closing have been satisfied or waived or that it is willing to waive any such conditions and that the Company is ready, willing and able to complete the Closing and (iii) Thunder Bridge II has failed to complete the Closing by the earlier of (x) 30 business days after the day the Closing is required to occur or (y) five business days prior to June 30, 2021.

If the MTA is terminated, all further obligations of the parties under the MTA will terminate and will be of no further force and effect (except that certain obligations related to public announcements, confidentiality, termination, fees and expenses, waiver of claims against the trust, and certain general provisions will continue in effect), and no party will have any further liability to any other party thereto except for liability for any fraud claims or willful and intentional breach of the MTA prior to such termination.

The foregoing description of the MTA and the Transactions do not purport to be complete and are qualified in their entirety by the terms and conditions of the MTA, a copy of which is filed as Exhibit 2.1 hereto and incorporated herein by reference.

The MTA contains representations, warranties and covenants that the respective parties made to each other as of the date of such agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating such agreement. The MTA has been filed to provide investors with information regarding its terms. It is not intended to provide any other factual information about Thunder Bridge II, the Company or any other party to the MTA. In particular, the representations, warranties, covenants and agreements contained in the MTA, which were made only for purposes of such agreement and as of specific dates, were solely for the benefit of the parties to the MTA, may be subject to limitations agreed upon by the contracting parties (including being qualified by confidential disclosures made for the purposes of allocating contractual risk between the parties to the MTA instead of establishing these matters as facts) and may be subject to standards of materiality applicable to the contracting parties that differ from those applicable to investors and reports and documents filed with the SEC. Investors should not rely on the representations, warranties, covenants and agreements, or any descriptions thereof, as characterizations of the actual state of facts or condition of any party to the MTA. In addition, the representations, warranties, covenants and agreements and other terms of the MTA may be subject to subsequent waiver or modification. Moreover, information concerning the subject matter of the representations and warranties and other terms may change after the date of the MTA, which subsequent information may or may not be fully reflected in Thunder Bridge II’s public disclosures.

Subscription Agreements

Contemporaneously with the execution of the MTA, Thunder Bridge II entered into separate Subscription Agreements with a number of subscribers (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and Thunder Bridge II agreed to sell to the Subscribers, an aggregate of up to 15,000,000 shares of Class A common stock of Thunder Bridge II (the “PIPE Shares”), in a private placement for a purchase price of $10.00 per share and an aggregate purchase price of $150 million (the “PIPE Investments”).

The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements is contingent upon, among other customary closing conditions, the substantially concurrent Closing of the Transactions. The purpose of the PIPE Investments is to raise additional capital for use by the Company following the Closing.

Pursuant to the Subscription Agreements, Thunder Bridge II agreed that, within 30 calendar days after the Closing, Thunder Bridge II (or its successor) will file with the SEC (at Thunder Bridge II’s sole cost and expense) a registration statement registering the resale of the PIPE Shares, and Thunder Bridge II shall use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 90th calendar day (or 120th calendar day if the SEC notifies Thunder Bridge II that it will “review” the registration statement) following the Closing and (ii) the fifth business day after the date Thunder Bridge II is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review.

The foregoing description of the Subscription Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the Subscription Agreements, a form of which is filed as Exhibit 10.1 hereto, and is incorporated herein by reference.

Exchange Agreement

Concurrently with the completion of the Mergers, Surviving Pubco will enter into an exchange agreement with the Company and the Company Equity Holders receiving Post-Merger Company Units (the “Exchange Agreement”), which will provide for the exchange of Post-Merger Company Units into shares of Class A common stock of the Surviving Pubco. Holders of Post-Merger Company Units will, from and after the six-month anniversary of the Closing, be able to elect to exchange all or any portion of their Post-Merger Company Units for shares of Class A common stock by delivering a notice to the Surviving Pubco; provided, that Thunder Bridge II, at its sole election, may instead pay for such Post-Merger Company Units in cash based on the volume weighted average price of the Class A common stock. The initial exchange ratio will be one Post-Merger Company Unit for one share of Class A common stock, subject to certain adjustments.

The foregoing description of the Exchange Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Exchange Agreement, a copy of which is filed as Exhibit 10.2 hereto and is incorporated herein by reference.

Tax Receivable Agreement

Concurrently with the completion of the Transactions and as a condition precedent for the Closing, the Surviving Pubco will enter into the tax receivable agreement (the “Tax Receivable Agreement”) with certain holders of the Post-Merger Company Units (the “TRA Participants”). Pursuant to the Tax Receivable Agreement, the Surviving Pubco will be required to pay the TRA Participants 85% of the amount of savings, if any, in U.S. federal, state and local income tax that the Surviving Pubco actually realizes as a result of (i) the increases in tax basis of the Surviving Company’s assets attributable to and resulting from any exchanges of Post-Merger Company Units for Class A common stock of Surviving Pubco and (ii) certain net operating loss carryforwards of the ADK Blockers inherited by Surviving Pubco in connection with the Transactions. All such payments to the TRA Participants will be the Surviving Pubco’s obligation, and not that of the Company.

The foregoing description of the Tax Receivable Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Tax Receivable Agreement, a copy of which is filed as Exhibit 10.3 hereto and is incorporated herein by reference.

Support Agreements

Simultaneously with the execution of the MTA, each of (i) the Sponsor and (ii) certain officers and directors of the Company and certain Company Equity Holders entered into support agreements (collectively, the “Support Agreements”) in favor of Thunder Bridge II and the Company and their present and future successors and subsidiaries.

In the Support Agreements for the officers and directors of the Company and certain Company Equity Holders, they each agreed to vote all of their Company membership interests in favor of the MTA and related transactions and to take certain other actions in support of the MTA and related transactions. The Support Agreements also prevent them from transferring their voting rights with respect to their Company membership interests or otherwise transferring their Company membership interests prior to the meeting of the Company’s members to approve the MTA and related transactions, except for certain permitted transfers.

In its Support Agreement, the Sponsor agreed with the Company to vote all of its equity interests in Thunder Bridge II in favor of the MTA and related transactions and to take certain other actions in support of the MTA and related transactions. The Support Agreement also prevents the Sponsor from transferring its voting rights with respect to its equity interests in Thunder Bridge II or otherwise transferring its equity interests in Thunder Bridge II prior to the meeting of Thunder Bridge II’s stockholders to approve the MTA and related transactions, except for certain permitted transfers.

The foregoing description of the Support Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the Support Agreements, copies of which, or the forms of which, are filed as Exhibit 10.4 and Exhibit 10.5 hereto and incorporated by reference herein.

Sponsor Earnout Letter

Simultaneously with the execution of the MTA, the Sponsor entered into a letter agreement (the “Sponsor Letter Agreement”) with Thunder Bridge II and the Company, pursuant to which the Sponsor agreed at the Closing to deposit with Continental Stock Transfer and Trust Company, as escrow agent (the “Sponsor Escrow Agent”), 3,450,000 shares of its Class B ordinary shares of Thunder Bridge II (including any shares of Surviving Pubco Class A common stock issued in exchange therefore in the Transactions, the “Escrow Shares”) to be held in escrow by the Sponsor Escrow Agent, along with any earnings or proceeds thereon. Fifty percent of the Escrow Shares will be released from escrow if at any time prior to December 31, 2027, the closing price of shares of Class A common stock on the principal exchange on which such securities are then listed or quoted will have been at or above $12.50 for 20 trading days over a 30 trading day period, and 100% of the remaining Escrow Shares will be released from escrow if at any time prior to the seventh anniversary of the Closing the closing price of shares of Class A common stock on the principal exchange on which such securities are then listed or quoted will have been at or above $15.00 for 20 trading days over a 30 trading day period. Additionally, all of the Escrow Shares will be released from escrow to the Sponsor (along with any related earnings and proceeds) upon the occurrence of certain Triggering Events described therein prior to December 31, 2027.

The foregoing description of the Sponsor Letter Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Sponsor Letter Agreement, a copy of which is filed as Exhibit 10.6 hereto and incorporated by reference herein.

Note 9 — Business Combination

On December 14, 2020, The Company (including its successor after the Domestication (as defined below), “Thunder Bridge II”), entered into a Master Transactions Agreement (the “MTA”) with Thunder Bridge II Surviving Pubco, Inc., a Delaware corporation (“Surviving Pubco”), TBII Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Surviving Pubco (“TBII Merger Sub”), ADK Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco (“ADK Merger Sub”), ADK Service Provider Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco (“ADK Service Provider Merger Sub”), ADK Blocker Merger Sub LLC, a Delaware limited liability company and wholly owned subsidiary of Surviving Pubco (“ADK Blocker Merger Sub” and collectively with the TBII Merger Sub, ADK Merger Sub and ADK Service Provider Merger Sub, the “Merger Subs”), Ay Dee Kay LLC, d/b/a indie Semiconductor, a California limited liability company (the “Company”), the corporate entities listed therein holding membership unites in the Company (the “ADK Blockers”), ADK Service Provider Holdco LLC, a Delaware limited liability company (“ADK Service Provider Holdco”), and solely in his capacity as Company Securityholder Representative, Donald McClymont (the “Company Securityholder Representative”). Pursuant to the MTA, subject to the terms and conditions set forth therein, upon the closing of the transactions contemplated thereby (the “Closing”): (i) Thunder Bridge II will domesticate into a Delaware corporation (the “Domestication”), (ii) TBII Merger Sub will merge with and into Thunder Bridge II (the “Thunder Bridge II Merger”) with Thunder Bridge II being the surviving corporation and pursuant to which Thunder Bridge II equity holders will receive corresponding shares in Surviving Pubco, (iii) ADK Merger Sub will merge with and into the Company (the “Company Merger”)

with the Company being the surviving limited liability company (in such capacity after the Company Merger, the “Surviving Company”), (iv) the ADK Blockers will merge with and into ADK Blocker Merger Sub, with ADK Blocker Merger Sub being the surviving limited liability company (the “Blocker Mergers,”) and (v) ADK Service Provider Merger Sub will merge with and into ADK Service Provider Holdco, with ADK Service Provider Holdco being the surviving limited liability company (“Service Provider Merger,” and collectively with the Thunder Bridge II Merger, the Company Merger and the Blocker Mergers, the “Mergers,” and the Mergers collectively with the other transactions contemplated by the Merger Agreement, the “Transactions”). Following the Mergers, Surviving Pubco will be the successor issuer and public company pursuant to the federal securities laws, and Surviving Pubco’s corporate name will change to “indie Semiconductor, Inc.”

As a result of the Transactions, each issued and outstanding Class A ordinary share and Class B ordinary share of Thunder Bridge II will convert into a share of Class A common stock of Surviving Pubco, and each issued and outstanding warrant to purchase Class A ordinary shares of Thunder Bridge II will be exercisable by its terms to purchase an equal number of shares of Class A common stock of Surviving Pubco. Each share of Surviving Pubco Class A common stock will provide the holder with the rights to vote, receive dividends, share in distributions in connection with a liquidation and other stockholder rights with respect to Surviving Pubco.

Merger Consideration

The merger consideration (the “Merger Consideration”) to be paid to holders of the limited liability company interests of the Company (collectively, the “Company Equity Holders”) pursuant to the MTA will be an amount equal to 90,000,000 shares of Class A common stock of Thunder Bridge II, subject to adjustment as described below, paid in either shares of Class A common stock of Surviving Pubco or limited liability company interests in the Company (valued at $10.00 per unit) (the “Post-Merger Company Units”), which will be exchangeable on a one-for-one basis for shares of Class A common stock of Surviving Pubco. The Merger Consideration is subject to adjustment downward for the amount that Company indebtedness exceeds Company indebtedness at closing. In addition, Company Equity Holders will receive the right to receive the Earn Out Shares described below, if any.

Those Company Equity Holders that receive Post-Merger Company Units will also receive one share of Class V common stock of Surviving Pubco, which will have no economic rights in Surviving Pubco but will entitle the holder to vote as a stockholder of Surviving Pubco, with the number of votes equal to the number of Post-Merger Company Units held by the Company Equity Holder. After the Closing, each Company Equity Holder will be permitted to exchange its Post-Merger Company Unit for a share of Class A common stock of Surviving Pubco on a one-for-one basis.

The Earn Out

In addition to the consideration set forth above, the Company Equity Holders will also have a contingent earn out right to receive up to an additional 10,000,000 shares of Class A common stock of Surviving Pubco (the “Earn Out Shares”) after the Closing based on the following:

•        If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock of Surviving Pubco is greater than or equal to $12.50 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 50% of the Earn Out Shares; and

•        If at any time following the Closing and prior to December 31, 2027, the volume weighted average price of the Class A common stock is greater than or equal to $15.00 over any 20 trading days within any 30 trading day period, the Company Equity Holders will be entitled to receive 100% of the remaining unissued Earn Out Shares.

Payments of the Earn Out Shares to holders of Class A common stock of the Surviving Pubco or holders of the Post-Merger Company Units will not depend on the holders continuing to hold the holders’ Class A common stock or Units, as the case may be, at the time of the payout of the Earn Out Shares.

The Earn Out Shares will be paid either in shares of Class A common stock of the Surviving Pubco, or in Post-Merger Company Units, valued at the applicable price target stated above. Holders of Class A common stock of the Surviving Pubco will be paid the Earn Out Shares in additional shares of Class A common stock of the Surviving Pubco. Holders of Post-Merger Company Units will be paid the Earn Out Shares in additional Post-Merger Company Units.

The price targets shall be equitably adjusted for stock splits, dividends, reorganizations, combinations, recapitalizations and similar transactions affecting the shares of Class A common stock of Surviving Pubco.

Notwithstanding the foregoing, if there is a Surviving Pubco Sale (as defined in the MTA) at any time following the Closing and prior to December 31, 2027, then all of the remaining unissued Earn Out Shares will be deemed to be earned and will paid out to the Company Equity Holders.

Covenants of the Parties

Each party agreed in the MTA to use its reasonable best efforts to effect the Closing. The MTA also contains certain customary covenants by each of the parties during the period between the signing of the MTA and the earlier of the Closing or the termination of the MTA in accordance with its terms, including the conduct of their respective businesses, provision of information, notification of certain matters, obtaining governmental consents (including making any filings required under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (the “HSR Act”)), filing a registration statement and proxy statement soliciting the approval of Thunder Bridge II stockholders for the Transaction, terminating affiliate contracts, maintaining books and records, entering into a Paying and Exchange Agent Agreement for the distribution of the Merger Consideration and earned Earn Out Shares, establishing an equity incentive plan effective at the Closing, as well as certain customary covenants, such as publicity, that will continue after the termination of the MTA. Each of the parties also agreed not to solicit or enter into any alternative competing transactions during the period from the date of the MTA and continuing until the earlier of the termination of the MTA or the Closing. The Company also agreed to enter into lock-up agreements with Company Equity Holders that receive shares of Class A common stock in Surviving Pubco providing restrictions on sale for six months following the Closing. Thunder Bridge II also agreed to use its reasonable best efforts to cause its shares of the Class A common stock to be approved for listing on Nasdaq as of the Closing.

Directors of the Combined Company

The parties also agreed to take all necessary action so that the board of directors of Surviving Pubco following the Closing will consist of the following nine individuals (a majority of whom shall be independent directors in accordance with Nasdaq requirements): five individuals selected by the Company, three individuals selected by Thunder Bridge II, and one individual mutually agreed upon by the Company and Thunder Bridge II. Surviving Pubco’s board of directors will be classified with three classes of directors serving three year terms.

Closing Conditions

The obligations of the parties to complete the Closing are subject to various conditions, including customary conditions of each party and the following mutual conditions of the parties unless waived:

•        the absence of any law that would prohibit the completion of the Mergers or the other transactions contemplated by the MTA;

•        expiration of the waiting period under the HSR Act;

•        the Company Equity Holders having approved the Mergers, the MTA and the other Transaction documents and the transactions contemplated thereby in accordance with the Delaware Limited Liability Company Act and the organizational documents of the Company;

•        the Thunder Bridge II stockholders having approved the Transactions, the MTA and the other Transaction documents, the Domestication, the Mergers, the issuance of the Company’s Class V shares and the Post-Merger Company Units, the adoption of a new equity incentive plan and the election of the directors of Surviving Pubco referred to above;

•        the effectiveness of the registration statement on Form S-4 (as such filing is amended or supplemented, and including the proxy statement/prospectus contained therein, the “Registration Statement”);

•        upon the Closing, after giving effect to the completion of any redemptions, Thunder Bridge II having net tangible assets of at least $5,000,001; and

•        the contribution of certain Company Equity Holders of their interests in the Company in exchange for interests in a holding company.

Unless waived by the Company, the obligations of the Company to effect the Closing are subject to the satisfaction of the following additional conditions:

•        the accuracy of the representations and warranties and compliance with covenants made by Thunder Bridge II;

•        there being no Surviving Pubco indebtedness upon consummation of the Closing;

•        after giving effect to any possible redemptions of Thunder Bridge II stockholders, at least $262,185,126 remains in the Thunder Bridge II trust account;

•        Thunder Bridge II shall have received from the PIPE investment at least $75,000,000;

•        After giving effect to any redemptions and any PIPE investment, Surviving Pubco shall have cash and cash equivalents on hand equal to at least $250,000,000;

•        upon the Closing, (i) no person or group (excluding any Company Equity Holder) owning more than 9.9% of the issued and outstanding shares of Surviving Pubco and (ii) no three persons or groups (excluding any Company Equity Holders) owning in the aggregate more than 25% of the issued and outstanding shares of Surviving Pubco;

•        the Class A common stock having been listed on Nasdaq and shall be eligible for continued listing on Nasdaq following the Closing and after giving effect to any redemptions as if it were a new listing;

•        the post-Closing board of directors of Surviving Pubco having been appointed as described above;

•        Thunder Bridge Acquisition II, LLC (the “Sponsor”) shall have delivered the Sponsor escrow shares to the escrow agent pursuant to the Sponsor Letter Agreement (described below); and

•        the Domestication having been consummated prior to the Mergers.

Termination

The MTA may be terminated under certain customary and limited circumstances, including:

•        if the Closing has not occurred on or prior to June 30, 2021; or

•        by the Company if (i) all of the closing conditions required for Thunder Bridge II, Surviving Pubco and Merger Subs to effect the Closing have been waived or satisfied on the date that the Closing would have been completed, (ii) the Company has irrevocably confirmed by written notice to Thunder Bridge II and Merger Subs that all conditions required for the Company to complete the Closing have been satisfied or waived or that it is willing to waive any such conditions and that the Company is ready, willing and able to complete the Closing and (iii) Thunder Bridge II has failed to complete the Closing by the earlier of (x) 30 business days after the day the Closing is required to occur or (y) five business days prior to June 30, 2021.

If the MTA is terminated, all further obligations of the parties under the MTA will terminate and will be of no further force and effect (except that certain obligations related to public announcements, confidentiality, termination, fees and expenses, waiver of claims against the trust, and certain general provisions will continue in effect), and no party will have any further liability to any other party thereto except for liability for any fraud claims or willful and intentional breach of the MTA prior to such termination.

The foregoing description of the MTA and the Transactions do not purport to be complete and are qualified in their entirety by the terms and conditions of the MTA, a copy of which is filed as Exhibit 2.1 hereto and incorporated herein by reference.

The MTA contains representations, warranties and covenants that the respective parties made to each other as of the date of such agreement or other specific dates. The assertions embodied in those representations, warranties and covenants were made for purposes of the contract among the respective parties and are subject to important qualifications and limitations agreed to by the parties in connection with negotiating such agreement. The MTA has been filed to provide investors with information regarding its terms. It is not intended to provide any other factual information about Thunder Bridge II, the Company or any other party to the MTA. In particular, the representations, warranties, covenants and agreements contained in the MTA, which were made only for purposes of such agreement and as of specific dates, were solely for the benefit of the parties to the MTA, may be subject to limitations agreed upon by the contracting parties (including being qualified by confidential disclosures made for the purposes of allocating contractual risk between the parties to the MTA instead of establishing these matters as facts) and may be subject to standards of materiality applicable to the contracting parties that differ from those applicable to investors and reports and documents filed with the SEC. Investors should not rely on the representations, warranties, covenants and agreements, or any descriptions thereof, as characterizations of the actual state of facts or condition of any party to the MTA. In addition, the representations, warranties, covenants and agreements and other terms of the MTA may be subject to subsequent waiver or modification. Moreover, information concerning the subject matter of the representations and warranties and other terms may change after the date of the MTA, which subsequent information may or may not be fully reflected in Thunder Bridge II’s public disclosures.

Subscription Agreements

Contemporaneously with the execution of the MTA, Thunder Bridge II entered into separate Subscription Agreements with a number of subscribers (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and Thunder Bridge II agreed to sell to the Subscribers, an aggregate of up to 15,000,000 shares of Class A common stock of Thunder Bridge II (the “PIPE Shares”), in a private placement for a purchase price of $10.00 per share and an aggregate purchase price of $150 million (the “PIPE Investments”).

The closing of the sale of the PIPE Shares pursuant to the Subscription Agreements is contingent upon, among other customary closing conditions, the substantially concurrent Closing of the Transactions. The purpose of the PIPE Investments is to raise additional capital for use by the Company following the Closing.

Pursuant to the Subscription Agreements, Thunder Bridge II agreed that, within 30 calendar days after the Closing, Thunder Bridge II (or its successor) will file with the SEC (at Thunder Bridge II’s sole cost and expense) a registration statement registering the resale of the PIPE Shares, and Thunder Bridge II shall use its commercially reasonable efforts to have such registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 90th calendar day (or 120th calendar day if the SEC notifies Thunder Bridge II that it will “review” the registration statement) following the Closing and (ii) the fifth business day after the date Thunder Bridge II is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review.

The foregoing description of the Subscription Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the Subscription Agreements, a form of which is filed as Exhibit 10.1 hereto, and is incorporated herein by reference.

Exchange Agreement

Concurrently with the completion of the Mergers, Surviving Pubco will enter into an exchange agreement with the Company and the Company Equity Holders receiving Post-Merger Company Units (the “Exchange Agreement”), which will provide for the exchange of Post-Merger Company Units into shares of Class A common stock of the Surviving Pubco. Holders of Post-Merger Company Units will, from and after the six-month anniversary of the Closing, be able to elect to exchange all or any portion of their Post-Merger Company Units for shares of Class A common stock by delivering a notice to the Surviving Pubco; provided, that Thunder Bridge II, at its sole election, may instead pay for such Post-Merger Company Units in cash based on the volume weighted average price of the Class A common stock. The initial exchange ratio will be one Post-Merger Company Unit for one share of Class A common stock, subject to certain adjustments.

The foregoing description of the Exchange Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Exchange Agreement, a copy of which is filed as Exhibit 10.2 hereto and is incorporated herein by reference.

Tax Receivable Agreement

Concurrently with the completion of the Transactions and as a condition precedent for the Closing, the Surviving Pubco will enter into the tax receivable agreement (the “Tax Receivable Agreement”) with certain holders of the Post-Merger Company Units (the “TRA Participants”). Pursuant to the Tax Receivable Agreement, the Surviving Pubco will be required to pay the TRA Participants 85% of the amount of savings, if any, in U.S. federal, state and local income tax that the Surviving Pubco actually realizes as a result of (i) the increases in tax basis of the Surviving Company’s assets attributable to and resulting from any exchanges of Post-Merger Company Units for Class A common stock of Surviving Pubco and (ii) certain net operating loss carryforwards of the ADK Blockers inherited by Surviving Pubco in connection with the Transactions. All such payments to the TRA Participants will be the Surviving Pubco’s obligation, and not that of the Company.

The foregoing description of the Tax Receivable Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Tax Receivable Agreement, a copy of which is filed as Exhibit 10.3 hereto and is incorporated herein by reference.

Support Agreements

Simultaneously with the execution of the MTA, each of (i) the Sponsor and (ii) certain officers and directors of the Company and certain Company Equity Holders entered into support agreements (collectively, the “Support Agreements”) in favor of Thunder Bridge II and the Company and their present and future successors and subsidiaries.

In the Support Agreements for the officers and directors of the Company and certain Company Equity Holders, they each agreed to vote all of their Company membership interests in favor of the MTA and related transactions and to take certain other actions in support of the MTA and related transactions. The Support Agreements also prevent them from transferring their voting rights with respect to their Company membership interests or otherwise transferring their Company membership interests prior to the meeting of the Company’s members to approve the MTA and related transactions, except for certain permitted transfers.

In its Support Agreement, the Sponsor agreed with the Company to vote all of its equity interests in Thunder Bridge II in favor of the MTA and related transactions and to take certain other actions in support of the MTA and related transactions. The Support Agreement also prevents the Sponsor from transferring its voting rights with respect to its equity interests in Thunder Bridge II or otherwise transferring its equity interests in Thunder Bridge II prior to the meeting of Thunder Bridge II’s stockholders to approve the MTA and related transactions, except for certain permitted transfers.

The foregoing description of the Support Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the Support Agreements, copies of which, or the forms of which, are filed as Exhibit 10.4 and Exhibit 10.5 hereto and incorporated by reference herein.

Sponsor Earnout Letter

Simultaneously with the execution of the MTA, the Sponsor entered into a letter agreement (the “Sponsor Letter Agreement”) with Thunder Bridge II and the Company, pursuant to which the Sponsor agreed at the Closing to deposit with Continental Stock Transfer and Trust Company, as escrow agent (the “Sponsor Escrow Agent”), 3,450,000 shares of its Class B ordinary shares of Thunder Bridge II (including any shares of Surviving Pubco Class A common stock issued in exchange therefore in the Transactions, the “Escrow Shares”) to be held in escrow by the Sponsor Escrow Agent, along with any earnings or proceeds thereon. Fifty percent of the Escrow Shares will be released from escrow if at any time prior to December 31, 2027, the closing price of shares of Class A common stock on the principal exchange on which such securities are then listed or quoted will have been at or above $12.50 for 20 trading days over a 30 trading day period, and 100% of the remaining Escrow Shares will be released from escrow if at any time prior to the seventh anniversary of the Closing the closing price of shares of Class A common stock on the principal exchange on which such securities are then listed or quoted will have been at or above $15.00 for 20 trading days over a 30 trading day period. Additionally, all of the Escrow Shares will be released from escrow to the Sponsor (along with any related earnings and proceeds) upon the occurrence of certain Triggering Events described therein prior to December 31, 2027.

The foregoing description of the Sponsor Letter Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the Sponsor Letter Agreement, a copy of which is filed as Exhibit 10.6 hereto and incorporated by reference herein.